UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2012
                                               ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Eos Management, L.P.
           --------------------------------------------------
Address:   320 Park Avenue
           --------------------------------------------------
           New York, New York 10022
           --------------------------------------------------



     Form 13F File Number:  028-14943
                            ------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Steven M. Friedman
           ----------------------------------------------------
Title:     Managing Member
           ----------------------------------------------------
Phone:     (212) 832-5800
           ----------------------------------------------------

Signature, Place, and Date of Signing:

 /s/ Steven M. Friedman            New York, New York     August 10, 2012
----------------------------   ------------------------  --------------------
       [Signature]                  [City, State]             [Date]

The 13F reports relating to the securities holdings of Eos Management and its affiliated funds prior to January 1, 2012 can be found under the name "Eos Partners, L.P.", 13F File Number 28-04019.

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[   ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                         0
                                               -------------

Form 13F Information Table Entry Total:                   84
                                               -------------

Form 13F Information Table Value Total:              158,680
                                               -------------
                                                 (thousands)


List of Other Included Managers:  NONE

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ABBOTT LABS                  COM            002824100      645    10,000 SH       SOLE                   10,000      0    0
ADDUS HOMECARE CORP          COM            006739106   19,753 4,023,000 SH       SOLE                4,023,000      0    0
AMC NETWORKS INC             CL A           00164V103      800    22,500 SH       SOLE                   22,500      0    0
AMERICAN INTL GROUP INC      COM NEW        026874784    1,284    40,000 SH       SOLE                   40,000      0    0
AMERICAN REPROGRAPHICS CO    COM            029263100      434    86,225 SH       SOLE                   86,225      0    0
APOGEE ENTERPRISES INC       COM            037598109      482    30,000 SH       SOLE                   30,000      0    0
ARBITRON INC                 COM            03875Q108    1,007    28,765 SH       SOLE                   28,765      0    0
ARCH COAL INC                COM            039380100      345    50,000 SH       SOLE                   50,000      0    0
BERKSHIRE HATHAWAY INC DEL   CL B NEW       084670702    2,771    33,250 SH       SOLE                   33,250      0    0
CABLEVISION SYS CORP         CL A NY CABLVS 12686C109      542    40,787 SH       SOLE                   40,787      0    0
CAMPBELL SOUP CO             COM            134429109      623    18,668 SH       SOLE                   18,668      0    0
CARDINAL HEALTH INC          COM            14149Y108      840    20,000 SH       SOLE                   20,000      0    0
CHARTER COMMUNICATIONS INC D CL A NEW       16117M305    3,325    46,922 SH       SOLE                   46,922      0    0
CHEVRON CORP NEW             COM            166764100      584     5,537 SH       SOLE                    5,537      0    0
CINTAS CORP                  COM            172908105      772    20,000 SH       SOLE                   20,000      0    0
CITIGROUP INC                COM NEW        172967424      762    27,800 SH       SOLE                   27,800      0    0
COMCAST CORP NEW             CL A SPL       20030N200    1,273    40,530 SH       SOLE                   40,530      0    0
CONAGRA FOODS INC            COM            205887102      589    22,713 SH       SOLE                   22,713      0    0
CONOCOPHILLIPS               COM            20825C104      465     8,318 SH       SOLE                    8,318      0    0
D R HORTON INC               COM            23331A109      643    35,000 SH       SOLE                   35,000      0    0
DU PONT E I DE NEMOURS & CO  COM            263534109      649    12,834 SH       SOLE                   12,834      0    0
EMCOR GROUP INC              COM            29084Q100    1,113    40,000 SH       SOLE                   40,000      0    0
EMERSON ELEC CO              COM            291011104      588    12,624 SH       SOLE                   12,624      0    0
ETHAN ALLEN INTERIORS INC    COM            297602104      100     5,000 SH       SOLE                    5,000      0    0
EXPRESS SCRIPTS INC          COM            302182100    1,675    30,000 SH       SOLE                   30,000      0    0
EXXON MOBIL CORP             COM            30231G102    1,909    22,309 SH       SOLE                   22,309      0    0
FMC TECHNOLOGIES INC         COM            30249U101      294     7,500 SH       SOLE                    7,500      0    0
FRANKLIN RES INC             COM            354613101    1,887    17,000 SH       SOLE                   17,000      0    0
GANNETT INC                  COM            364730101      957    65,000 SH       SOLE                   65,000      0    0
GENERAL ELECTRIC CO          COM            369604103    1,719    82,493 SH       SOLE                   82,493      0    0
GENUINE PARTS CO             COM            372460105      588     9,760 SH       SOLE                    9,760      0    0
GENWORTH FINL INC            COM CL A       37247D106      470    83,000 SH       SOLE                   83,000      0    0
GILDAN ACTIVEWEAR INC        COM            375916103      275    10,000 SH       SOLE                   10,000      0    0
GLOBE SPECIALTY METALS INC   COM            37954N206      403    30,000 SH       SOLE                   30,000      0    0
GOLDMAN SACHS GROUP INC      COM            38141G104    1,007    10,500 SH       SOLE                   10,500      0    0
GOOGLE INC                   CL A           38259P508      754     1,300 SH       SOLE                    1,300      0    0
HAYNES INTERNATIONAL INC     COM NEW        420877201    1,081    21,222 SH       SOLE                   21,222      0    0
HCA HOLDINGS INC             COM            40412C101    1,826    60,000 SH       SOLE                   60,000      0    0
HOME DEPOT INC               COM            437076102      738    13,928 SH       SOLE                   13,928      0    0
J & J SNACK FOODS CORP       COM            466032109      479     8,109 SH       SOLE                    8,109      0    0
JACOBS ENGR GROUP INC DEL    COM            469814107    1,792    47,336 SH       SOLE                   47,336      0    0
JOHNSON & JOHNSON            COM            478160104    2,009    29,736 SH       SOLE                   29,736      0    0
JPMORGAN CHASE & CO          COM            46625H100      929    26,000 SH       SOLE                   26,000      0    0
KOHLS CORP                   COM            500255104      586    12,887 SH       SOLE                   12,887      0    0
LOUISIANA PAC CORP           COM            546347105      653    60,000 SH       SOLE                   60,000      0    0
MACQUARIE INFRASTR CO LLC    MEMBERSHIP INT 55608B105    2,555    76,761 SH       SOLE                   76,761      0    0
MAIDEN HOLDINGS LTD          SHS            G5753U112      971   111,861 SH       SOLE                  111,861      0    0
MBIA INC                     COM            55262C100      649    60,000 SH       SOLE                   60,000      0    0
MCDERMOTT INTL INC           COM            580037109      279    25,000 SH       SOLE                   25,000      0    0
MERCK & CO INC NEW           COM            58933Y105      649    15,554 SH       SOLE                   15,554      0    0
MICROSOFT CORP               COM            594918104      661    21,620 SH       SOLE                   21,620      0    0
MONRO MUFFLER BRAKE INC      COM            610236101      166     5,000 SH       SOLE                    5,000      0    0
MORGAN STANLEY               COM NEW        617446448      511    35,000 SH       SOLE                   35,000      0    0
MSC INDL DIRECT INC          CL A           553530106      656    10,000 SH       SOLE                   10,000      0    0
MUELLER WTR PRODS INC        COM SER A      624758108      277    80,000 SH       SOLE                   80,000      0    0
NEW YORK TIMES CO            CL A           650111107      390    50,000 SH       SOLE                   50,000      0    0
NUCOR CORP                   COM            670346105    1,327    35,000 SH       SOLE                   35,000      0    0
OLYMPIC STEEL INC            COM            68162K106      657    40,000 SH       SOLE                   40,000      0    0
OMNICOM GROUP INC            COM            681919106      486    10,000 SH       SOLE                   10,000      0    0
OWENS CORNING NEW            COM            690742101      999    35,000 SH       SOLE                   35,000      0    0

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
PARTNERRE LTD                COM            G6852T105      530     7,000 SH       SOLE                    7,000      0    0
PFIZER INC                   COM            717081103    1,035    45,000 SH       SOLE                   45,000      0    0
PHARMERICA CORP              COM            71714F104       55     5,000 SH       SOLE                    5,000      0    0
PHILLIPS 66                  COM            718546104      138     4,159 SH       SOLE                    4,159      0    0
PLATINUM UNDERWRITER HLDGS L COM            G7127P100      762    20,000 SH       SOLE                   20,000      0    0
QUANEX BUILDING PRODUCTS COR COM            747619104      179    10,000 SH       SOLE                   10,000      0    0
RELIANCE STEEL & ALUMINUM CO COM            759509102      717    14,200 SH       SOLE                   14,200      0    0
RESOURCES CONNECTION INC     COM            76122Q105      122     9,900 SH       SOLE                    9,900      0    0
ROADRUNNER TRNSN SVCS HLDG I COM            76973Q105   56,638 3,353,361 SH       SOLE                3,353,361      0    0
ROWAN COMPANIES PLC          SHS CL A       G7665A101      323    10,000 SH       SOLE                   10,000      0    0
RTI INTL METALS INC          COM            74973W107    1,018    45,000 SH       SOLE                   45,000      0    0
SEALED AIR CORP NEW          COM            81211K100      717    46,470 SH       SOLE                   46,470      0    0
SIX FLAGS ENTMT CORP NEW     COM            83001A102    2,980    55,000 SH       SOLE                   55,000      0    0
SPDR S&P 500 ETF TR          TR UNIT        78462F103   12,243    89,950 SH       SOLE                   89,950      0    0
SUNTRUST BKS INC             COM            867914103      493    20,350 SH       SOLE                   20,350      0    0
TEXAS INDS INC               COM            882491103      585    15,000 SH       SOLE                   15,000      0    0
TIME WARNER CABLE INC        COM            88732J207      761     9,267 SH       SOLE                    9,267      0    0
TITANIUM METALS CORP         COM NEW        888339207      396    35,000 SH       SOLE                   35,000      0    0
U S G CORP                   COM NEW        903293405      381    20,000 SH       SOLE                   20,000      0    0
UNIFIRST CORP MASS           COM            904708104    1,423    22,314 SH       SOLE                   22,314      0    0
UNITED TECHNOLOGIES CORP     COM            913017109      616     8,158 SH       SOLE                    8,158      0    0
VODAFONE GROUP PLC NEW       SPONS ADR NEW  92857W209      615    21,825 SH       SOLE                   21,825      0    0
WALGREEN CO                  COM            931422109    1,132    38,286 SH       SOLE                   38,286      0    0
WELLS FARGO & CO NEW         COM            949746101    1,170    35,000 SH       SOLE                   35,000      0    0